Consolidated statements of financial position (Parenthetical) - shares	Dec. 31, 2023	Dec. 31, 2022
Common units
Partners' equity
Number of units issued	16,036,602	51,687,865
Number of units outstanding	16,036,602	51,687,865
General partner units
Partners' equity
Number of units issued	1,080,263	1,080,263
Number of units outstanding	1,080,263	1,080,263
Preference units
Partners' equity
Number of units outstanding	11,642,411	11,642,411
Series A preference units
Partners' equity
Number of units issued	5,084,984	5,084,984
Number of units outstanding	5,084,984	5,084,984
Series B preference units
Partners' equity
Number of units issued	3,496,382	3,496,382
Number of units outstanding	3,496,382	3,496,382
Series C preference units
Partners' equity
Number of units issued	3,061,045	3,061,045
Number of units outstanding	3,061,045	3,061,045